Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
VAT	€ 2,408	€ 2,091
Receivables from National Institute for Social Security	4,615	4,446
Other	3,595	5,681
Total	€ 10,618	€ 12,218